Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

The prepaid expenses and other current assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Tax recoverable	9,555,701	8,780,295
Prepaid consulting service fee	3,941,513	—
Deposits	1,414,787	3,138,975
Loan receivable due from a third party	1,000,000	1,398,509
Prepaid expense	109,837	181,269
Other receivables	909,966	1,052,801
	16,931,804	14,551,849